Corporate and Group Information (Tables)	12 Months Ended
Dec. 31, 2025
Corporate and Group Information [Abstract]
Schedule of Principal Subsidiaries

Particulars of the Company’s principal subsidiaries are as follows:

	Place and date of incorporation/ registration and	Nominal value of issued/registered		Percentage of equity interests attributable to the Company		Principal
Company name	place of business	share capital		Direct	Indirect	business
Suzhou Ascentage Pharma Co., Ltd.*@ (“Suzhou Yasheng”)	PRC/Chinese mainland June 1, 2016	RMB	2,000,000	-	100%	Medical research and development

Guangzhou Healthquest Pharma Co., Ltd.*@ (“Healthquest Pharma”)	PRC/Chinese mainland July 3, 2012	RMB	150,000	-	100%	Clinical development and sale of products

Ascentage Pharma Group Inc.	United States of America (“United States”) November 4, 2015	US$	0.015	-	100%	Clinical trials

Suzhou Shenghe Innovation Works Biotech Co., Ltd.*@	PRC/Chinese mainland September 21, 2022	RMB	500	-	100%	Rental of buildings to group companies

*	The English names of the companies registered in the PRC represent the best efforts made by the management of the Company in directly translating the Chinese names of these companies as no English names have been registered.

@	These entities are limited liability companies established in the PRC.